Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Expected Amortization Expense [Line Items]
2015	$ 86,753
2016	56,781
2017	42,161
2018	35,123
2019	24,997
2020 and thereafter	67,634
Net	$ 313,449	$ 235,353